13 Financial assets and financial liabilities (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2019		Aug. 13, 2019	May 09, 2019	Dec. 31, 2018		Dec. 05, 2018	May 27, 2018
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders		R$ 300,237				R$ 177,730
Current		131,883				88,868
Non-current		168,354				88,862
Centro De Ciencias Em Saude De Itajuba S.A. ("CCSI") [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders	[1]					8,990
Instituto De Ensino Superior Do Piaui S.A. ("IESP") [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders		75,450	[2]			115,656	[2]		R$ 8,906
FADEP - Faculdade Educacional De Pato Branco Ltda. ("FADEP") [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders		18,745	[3]			53,084	[3]	R$ 52,846
Instituto Educacional Santo Agostinho S.A. ("FASA") [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders	[4]	105,306
Instituto De Pesquisa E Ensino Medico Do Estado De Minas Gerais Ltda. ("IPEMED") [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders		45,646	[5]		R$ 45,303		[5]
Instituto Paraense De Educacao E Cultura Ltda. (IPEC) [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders		R$ 55,090	[6]	R$ 54,000			[6]

[1]	On May 30, 2018, Afya Brazil acquired 60% of CCSI and the amount payable is adjusted by the IGP-M inflation rate and was settled in December 2019.
[2]	On November 27, 2018, Afya Brazil acquired 80% of IESP and the amounts of (i) R$8,906 is payable in February 2019, and (ii) R$106,200 is payable in three equal installments of R$35,400, each adjusted by the CDI rate through the payment date. The first installment was paid in November 2019 and the remaining two installments are due by the end of the second and third year from the transaction closing date.
[3]	On December 5, 2018, Afya Brazil acquired 100% of FADEP and the amount of R$52,846 is payable in three equal installments of R$17,615, each adjusted by the SELIC rate through the payment date and due semiannually from the transaction closing date. The first installment was paid in June 2019, the second installment was paid in December 2019, and the last installment is due in June 2020.
[4]	On April 3, 2019, Afya Brazil acquired 90% of FASA and R$ 39,695 is payable in April 2020; R$ 29,770 is payable in April 2021; and R$ 29,770 is payable in April 2022, adjusted by the IPCA rate + 4.1% per year.
[5]	On May 9, 2019, Afya Brazil acquired 100% of IPEMED and R$ 45,303 is payable in five equal installments of R$ 9,061, adjusted by the CDI rate, and due annually in February 2020, 2021, 2022, 2023 and 2024.
[6]	On August 13, 2019, Afya Brazil acquired 100% of IPEC and R$54,000 was paid in cash on the transaction closing date, and (ii) R$54,000 is payable in two equal installments, adjusted by the CDI rate, and due annually at the end of the first and the second year from the transaction closing date.